Risk management (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Interest Rate Reais [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (2,631)
Interest Rate Reais [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(75,831)
Interest Rate Reais [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (151,662)
Coupon Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon rate of interest rate
Coupon Interest Rate [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (97)
Coupon Interest Rate [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(1,193)
Coupon Interest Rate [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (2,386)
Inflation [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (312)
Inflation [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(2,459)
Inflation [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (4,917)
Coupon U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon US Dollar rate
Coupon U S Dollar [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (7,475)
Coupon U S Dollar [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(67,976)
Coupon U S Dollar [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (135,952)
Coupon Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (844)
Coupon Other Currencies [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(6,166)
Coupon Other Currencies [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (12,331)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to foreign exchange
Foreign Currency [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (6,399)
Foreign Currency [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(159,984)
Foreign Currency [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (319,968)
Eurobond Treasury Global [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to Interest Rate Variation on Papers Traded on the International Market
Eurobond Treasury Global [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (6,634)
Eurobond Treasury Global [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(59,608)
Eurobond Treasury Global [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (119,215)
Shares And Indexes [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in shares price
Shares And Indexes [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (907)
Shares And Indexes [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(22,679)
Shares And Indexes [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (45,357)
Commodities [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in commodities' prices
Commodities [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (16)
Commodities [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(405)
Commodities [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(809)
Trading Portfolio Total [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(25,315)
Trading Portfolio Total [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(396,301)
Trading Portfolio Total [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (792,597)